Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Capitalization of Interest

	2016	2015
Interest capitalized on non-regulated property	$3,259	$1,189
AFUDC capitalized on regulated property:
Allowance for borrowed funds	1,167	1,657
Allowance for equity funds	2,774	2,425
Total	$7,200	$5,271

Estimated Useful Lives of Depreciable Assets
The ranges of estimated useful lives and the weighted average useful lives are summarized below:

	Range of useful lives		Weighted average useful lives
	2016	2015	2016	2015
Generation	3 - 60	3 - 60	32	32
Distribution	5 - 100	5 - 100	41	42
Equipment	5 - 50	5 - 50	11	12